Earnings per Share - Repurchase Program (Details) - Repurchase Program - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Sep. 18, 2019
Earnings Per Share
Value of shares authorized for repurchase		$ 5.0
Total number of common stock repurchased	0